Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS – 86.7%

Basic Materials – 2.7%
Consolidated Energy Finance SA, 2.64%, (1-Month USD LIBOR + 2.50%), 05/07/25(1)	$99,239	$93,781
Ferro Corp., 2.47%, (3-Month USD LIBOR + 2.25%), 02/14/24(1)	99,237	97,841
Total Basic Materials		191,622

Communications – 21.3%
Banijay Group US Holding, Inc., 3.89%, (1-Month USD LIBOR + 3.75%), 03/03/25(1)	100,000	97,250
Barracuda Networks, Inc., 0.00%, (3-Month USD LIBOR + 3.75%), 02/12/25(2)	70,000	68,950
Cincinnati Bell, Inc., 4.25%, (1-Month USD LIBOR + 3.25%), 10/02/24(1)	148,356	148,382
CNT Holdings I Corp., 0.00%, (6-Month USD LIBOR + 3.75%), 10/16/27(2)	100,000	99,021
CNT Holdings I Corp., 0.00%, (3-Month USD LIBOR + 6.75%), 10/16/28(2)	50,000	50,375
Diamond Sports Group LLC, 0.00%, (1-Month USD LIBOR + 3.25%), 08/24/26(2)	100,000	62,708
Intelsat Jackson Holdings SA, 6.50%, (3-Month USD LIBOR + 5.50%), 01/01/30(1)	100,000	101,958
Intelsat Jackson Holdings SA, 3.60%, (3-Month USD LIBOR + 3.60%), 01/01/30(1)	100,000	101,958
Internap Corp., 7.50%, (3-Month USD LIBOR + 6.50%), 05/08/25(1)	49,559	29,735
Iridium Satellite LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 11/04/26(1)	74,625	74,610
LogMeIn, Inc., 4.89%, (1-Month USD LIBOR + 4.75%), 08/31/27(1)	200,000	194,251
Meredith Corp., 2.65%, (1-Month USD LIBOR + 2.50%), 01/31/25(1)	100,000	97,015
Newco Financing Partnership, 0.00%, (3-Month USD LIBOR + 3.50%), 01/31/29(2)	50,000	48,888
Newco Financing Partnership, 0.00%, (3-Month USD LIBOR + 3.50%), 01/31/29(2)	50,000	48,888
Radiate Holdco LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 09/10/26(1)	150,000	147,740
Terrier Media Buyer, Inc., 4.40%, (1-Month USD LIBOR + 4.25%), 12/17/26(1)	178,650	174,212
Total Communications		1,545,941

Consumer, Cyclical – 16.8%
Academy Ltd., 0.00%, (3-Month USD LIBOR + 3.00%), 07/01/22(2)	100,000	99,854
Academy Ltd., 0.00%, (1-Month USD LIBOR + 5.00%), 10/28/27(2)	100,000	99,000
Bass Pro Group LLC, 5.75%, (3-Month USD LIBOR + 5.00%), 09/25/24(1)	99,487	99,379
Caesars Resort Collection LLC, 4.65%, (1-Month USD LIBOR + 4.50%), 07/21/25(1)	66,667	64,729
Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Caesars Resort Collection LLC, 4.65%, (3-Month USD LIBOR + 4.50%), 07/21/25(1)	$33,333	$32,365
CWGS Group LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 11/08/23(1)	135,430	132,721
CWGS Group LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 11/08/23(1)	12,966	12,707
Petco Animal Supplies, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 01/26/23(1)	99,549	92,929
Playtika Holding Corp., 7.00%, (3-Month USD LIBOR + 6.00%), 12/10/24(1)	144,375	144,753
Scientific Games International, Inc., 2.99%, (3-Month USD LIBOR + 2.75%), 08/14/24(1)	80,139	74,761
Scientific Games International, Inc., 2.90%, (1-Month USD LIBOR + 2.75%), 08/14/24(1)	19,605	18,289
SkyMiles IP Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/20/27(1)	100,000	99,812
TI Group Automotive Systems LLC, 4.50%, (3-Month USD LIBOR + 3.75%), 12/16/24(1)	50,000	49,813
Weber-Stephen Products LLC, 0.00%, (1-Month USD LIBOR + 3.25%), 10/20/27(2)	100,000	99,188
White Cap Buyer LLC, 0.00%, (3-Month USD LIBOR + 4.00%), 10/07/27(2)	100,000	98,732
Total Consumer, Cyclical		1,219,032

Consumer, Non-cyclical – 9.0%
Avantor Funding, Inc., 0.00%, (1-Month USD LIBOR + 2.50%), 10/29/27(2)	100,000	99,375
HCA, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 03/18/26(1)	173,250	172,678
LifePoint Health, Inc., 3.90%, (1-Month USD LIBOR + 3.75%), 11/16/25(1)	88,619	86,182
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 08/17/27(1)	100,000	98,583
PAE Holding Corp., 0.00%, (3-Month USD LIBOR + 4.50%), 10/13/27(2)	100,000	99,000
WW International, Inc., 5.50%, (1-Month USD LIBOR + 4.75%), 11/29/24(1)	96,961	97,106
Total Consumer, Non-cyclical		652,924

Energy – 1.4%
Granite Acquisition, Inc., 4.75%, (3-Month USD LIBOR + 3.75%), 09/19/22(1)	100,000	99,929

Financials – 8.8%
Asurion LLC (fka Asurion Corp.), 6.65%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	187,879	188,395
Baldwin Risk Partners LLC, 0.00%, (USD LIBOR + 4.25%),10/08/27(2)	100,000	98,750
Blackstone Mortgage Trust, Inc., 5.75%, (1-Month USD LIBOR + 4.75%), 04/23/26(1)	99,750	99,750

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
LCPR Loan Financing LLC, 5.15%, (1-Month USD LIBOR + 5.00%), 10/15/26(1)	$250,000	$250,313
Total Financials		637,208

Industrials – 6.8%
Alliance Laundry Systems LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 09/30/27(1)	50,000	49,656
Graham Packaging Co., Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 08/06/27(1)	100,000	99,364
Spirit AeroSystems, Inc., 6.00%, (1-Month USD LIBOR + 5.25%), 01/30/25(1)	100,000	100,125
Tiger Merger Sub Co., 3.65%, (1-Month USD LIBOR + 3.50%), 06/30/25(1)	100,000	100,100
Ventia Finco Pty Ltd., 5.00%, (3-Month USD LIBOR + 4.00%), 05/21/26(1)	146,873	145,037
Total Industrials		494,282

Information Technology – 3.4%
Dell International LLC / EMC Corp., 2.75%, (1-Month USD LIBOR + 2.00%), 09/19/25(1)	246,875	244,609

Technology – 12.8%
Ahead DB Holdings LLC, 6.00%, (3-Month USD LIBOR + 5.00%), 10/06/27(1)	100,000	96,167
Ascend Learning LLC, 0.00%, (1-Month USD LIBOR + 3.75%), 07/12/24(2)	100,000	99,250
Camelot Finance SA, 0.00%, (1-Month USD LIBOR + 3.00%), 10/31/26(2)	40,000	39,650
ECI Macola/Max Holding LLC, 0.00%, (3-Month USD LIBOR + 3.75%), 09/17/27(2)	100,000	98,344
EVERTEC Group LLC, 0.00%, (1-Month USD LIBOR + 1.75%), 11/27/23(2)	98,593	97,567
Greeneden US Holdings II LLC, 0.00%, (3-Month USD LIBOR + 4.00%), 10/07/27(2)	100,000	98,594
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(1)	150,000	149,531
MACOM Technology Solutions Holdings, Inc., 2.40%, (1-Month USD LIBOR + 2.25%), 05/17/24(1)	49,743	48,226
Marcel Bidco LLC, 0.00%, (3-Month USD LIBOR + 4.00%), 09/22/27(2)	100,000	99,312
Ultimate Software Group, Inc. (The), 4.75%, (3-Month USD LIBOR + 4.00%), 05/03/26(1)	100,000	99,594
Total Technology		926,235

Utilities – 3.7%
EFS Cogen Holdings I LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 09/24/27(1)	100,000	99,390
Security Description	Principal/Shares	Value

TERM LOANS (continued)

Utilities (continued)
Talen Energy Supply LLC, 3.90%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	$171,000	$166,939
Total Utilities		266,329
Total Term Loans
(Cost $6,262,314)		6,278,111

CORPORATE BONDS – 8.7%

Communications – 1.4%
Cars.com, Inc., 6.38%, 11/01/28(3)	100,000	99,750

Consumer, Cyclical – 3.0%
Ford Motor Co., 8.50%, 04/21/23	200,000	221,069

Consumer, Non-cyclical – 4.3%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(3)	100,000	104,687
Molina Healthcare, Inc., 4.38%, 06/15/28(3)	100,000	102,600
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 04/15/24(3)	100,000	104,732
Total Consumer, Non-cyclical		312,019
Total Corporate Bonds
(Cost $631,777)		632,838

FOREIGN BONDS – 4.0%

Consumer, Non-cyclical – 4.0%
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 04/15/24 (Israel)	200,000	201,600
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	100,000	88,188
Total Consumer, Non-cyclical		289,788
Total Foreign Bonds
(Cost $300,160)		289,788

COMMON STOCK - 0.0%(4)
Communications - 0.0%(4)
Internap Holding LLC*(5)
(Cost $13,641)	10,913	1,419
TOTAL INVESTMENTS - 99.4%
(Cost $7,207,892)		7,202,156
Other Assets in Excess of Liabilities - 0.6%		43,612
Net Assets - 100.0%		$7,245,768

*	Non-income producing security.
(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2020 (unaudited)

(2)	The loan will settle after October 31, 2020. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2020, the aggregate value of these securities was $411,769, or 5.7% of net assets.
(4)	Amount rounds to less than 0.05%.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$6,278,111	$—	$6,278,111
Corporate Bonds	—	632,838	—	632,838
Foreign Bonds	—	289,788	—	289,788
Common Stock	—	—	1,419	1,419
Total	$—	$7,200,737	$1,419	$7,202,156

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2020.